Average Annual Total Returns		12 Months Ended	38 Months Ended		44 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	104 Months Ended	116 Months Ended	120 Months Ended
	Apr. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Core Income Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 27, 2015)
Average Annual Return, Percent		2.78%					1.19%			2.17%
Performance Inception Date	Apr. 27, 2015
Core Income Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted April 27, 2015)
Average Annual Return, Percent		2.98%					1.39%			2.38%
Performance Inception Date	Apr. 27, 2015
Core Income Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)(based on Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)(based on Class I inception date)
Average Annual Return, Percent		1.25%					(0.33%)			1.20%
Diversified Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2006)
Average Annual Return, Percent		1.62%					(1.50%)				1.60%
Performance Inception Date	May 01, 2006
Diversified Bond Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		1.87%					(1.29%)				1.81%
Performance Inception Date	May 02, 2011
Diversified Bond Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Floating Rate Income Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 30, 2013)
Average Annual Return, Percent		8.05%					5.78%				4.97%
Performance Inception Date	Apr. 30, 2013
Floating Rate Income Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted April 30, 2013)
Average Annual Return, Percent		8.39%					6.00%				5.18%
Performance Inception Date	Apr. 30, 2013
Floating Rate Income Portfolio | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Floating Rate Income Portfolio | S&P UBS Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P UBS Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		9.05%					5.73%				5.13%
High Yield Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1988)
Average Annual Return, Percent		7.14%					3.74%				4.62%
Performance Inception Date	Jan. 04, 1988
High Yield Bond Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		7.36%					3.95%				4.83%
Performance Inception Date	May 02, 2011
High Yield Bond Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
High Yield Bond Portfolio | Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		8.19%					4.20%				5.16%
Inflation Managed Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1988)
Average Annual Return, Percent		2.36%					1.95%				2.15%
Performance Inception Date	Jan. 04, 1988
Inflation Managed Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		2.56%					2.15%				2.35%
Performance Inception Date	May 02, 2011
Inflation Managed Portfolio | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (Regulatory Index)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Inflation Managed Portfolio | Bloomberg US TIPS Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US TIPS Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent		1.84%					1.87%				2.24%
Intermediate Bond Portfolio | I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted November 1, 2021)
Average Annual Return, Percent		2.11%	(1.99%)
Performance Inception Date	Nov. 01, 2021
Intermediate Bond Portfolio | P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 23, 2020)
Average Annual Return, Percent		2.32%				(1.37%)
Performance Inception Date	Oct. 23, 2020
Intermediate Bond Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
Average Annual Return, Percent		1.25%	(1.83%)
Short Duration Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2003)
Average Annual Return, Percent		4.87%					1.62%				1.67%
Performance Inception Date	May 01, 2003
Short Duration Bond Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		5.08%					1.83%				1.87%
Performance Inception Date	May 02, 2011
Short Duration Bond Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Short Duration Bond Portfolio | Bloomberg US 1-3 Year Government/ Credit Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		4.36%					1.58%				1.63%
Total Return Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1988)
Average Annual Return, Percent		2.70%					0.15%				1.65%
Performance Inception Date	Jan. 04, 1988
Total Return Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		2.90%					0.35%				1.85%
Performance Inception Date	May 02, 2011
Total Return Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 30, 2012)
Average Annual Return, Percent		6.88%					0.80%				3.15%
Performance Inception Date	Apr. 30, 2012
Emerging Markets Debt Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted April 30, 2012)
Average Annual Return, Percent		7.09%					1.00%				3.35%
Performance Inception Date	Apr. 30, 2012
Emerging Markets Debt Portfolio | J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	J.P. Morgan Emerging Markets Blended – Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		3.90%					0.18%				2.59%
Dividend Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 3, 2000)
Average Annual Return, Percent		13.24%					10.39%				11.10%
Performance Inception Date	Jan. 03, 2000
Dividend Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		13.53%					10.62%				11.32%
Performance Inception Date	May 02, 2011
Dividend Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)(Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)(Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Dividend Growth Portfolio | Nasdaq® US Broad Dividend Achievers Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq® US Broad Dividend Achievers Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.61%					11.05%				10.61%
Equity Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 30, 1991)
Average Annual Return, Percent		24.66%					14.22%				12.78%
Performance Inception Date	Jan. 30, 1991
Equity Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		24.91%					14.45%				13.01%
Performance Inception Date	May 02, 2011
Equity Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Focused Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted October 2, 2000)
Average Annual Return, Percent		27.95%					14.12%				14.92%
Performance Inception Date	Oct. 02, 2000
Focused Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		28.20%					14.35%				15.16%
Performance Inception Date	May 02, 2011
Focused Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Focused Growth Portfolio | Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%					18.96%				16.78%
Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1994)
Average Annual Return, Percent		31.82%					14.82%				15.10%
Performance Inception Date	Jan. 04, 1994
Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		32.08%					15.05%				15.33%
Performance Inception Date	May 02, 2011
Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Growth Portfolio | Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%					18.96%				16.78%
Hedged Equity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 30, 2021)
Average Annual Return, Percent		17.87%			7.91%
Performance Inception Date	Apr. 30, 2021
Hedged Equity Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted April 30, 2021)
Average Annual Return, Percent		18.11%			8.13%
Performance Inception Date	Apr. 30, 2021
Hedged Equity Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Average Annual Return, Percent		25.02%			11.42%
Large-Cap Core Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1988)
Average Annual Return, Percent		23.96%					12.72%				11.62%
Performance Inception Date	Jan. 04, 1988
Large-Cap Core Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		24.21%					12.95%				11.84%
Performance Inception Date	May 02, 2011
Large-Cap Core Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Large-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 2, 2001)
Average Annual Return, Percent		29.97%					14.28%				14.12%
Performance Inception Date	Jan. 02, 2001
Large-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		30.23%					14.51%				14.35%
Performance Inception Date	May 02, 2011
Large-Cap Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Large-Cap Growth Portfolio | Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%					18.96%				16.78%
Large-Cap Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1999)
Average Annual Return, Percent		7.97%					9.11%				8.43%
Performance Inception Date	Jan. 04, 1999
Large-Cap Value Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		8.19%					9.33%				8.65%
Performance Inception Date	May 02, 2011
Large-Cap Value Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Large-Cap Value Portfolio | Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		14.37%					8.68%				8.49%
Mid-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 2, 2001)
Average Annual Return, Percent		2.48%					8.27%				10.17%
Performance Inception Date	Jan. 02, 2001
Mid-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		2.68%					8.48%				10.39%
Performance Inception Date	May 02, 2011
Mid-Cap Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Mid-Cap Growth Portfolio | Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		22.10%					11.47%				11.54%
Mid-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1999)
Average Annual Return, Percent		14.95%					10.24%				10.26%
Performance Inception Date	Jan. 04, 1999
Mid-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		15.18%					10.46%				10.48%
Performance Inception Date	May 02, 2011
Mid-Cap Plus Bond Alpha Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Mid-Cap Plus Bond Alpha Portfolio | Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		15.34%					9.92%				9.63%
Mid-Cap Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 2, 2009)
Average Annual Return, Percent		10.31%					9.80%				8.89%
Performance Inception Date	Jan. 02, 2009
Mid-Cap Value Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		10.53%					10.02%				9.11%
Performance Inception Date	May 02, 2011
Mid-Cap Value Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Mid-Cap Value Portfolio | Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		13.07%					8.59%				8.10%
Small-Cap Equity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 2, 2005)
Average Annual Return, Percent		9.70%					7.54%				7.33%
Performance Inception Date	May 02, 2005
Small-Cap Equity Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		9.92%					7.76%				7.54%
Performance Inception Date	May 02, 2011
Small-Cap Equity Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Small-Cap Equity Portfolio | Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		8.05%					7.29%				7.14%
Small-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 1, 1996)
Average Annual Return, Percent		6.55%					6.17%				8.14%
Performance Inception Date	Apr. 01, 1996
Small-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		6.76%					6.38%				8.35%
Performance Inception Date	May 02, 2011
Small-Cap Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Small-Cap Growth Portfolio | Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		15.15%					6.86%				8.09%
Small-Cap Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1999)
Average Annual Return, Percent		10.84%					6.77%				7.20%
Performance Inception Date	Jan. 04, 1999
Small-Cap Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		11.06%					6.98%				7.41%
Performance Inception Date	May 02, 2011
Small-Cap Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Small-Cap Index Portfolio | Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		11.54%					7.40%				7.82%
Small-Cap Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2003)
Average Annual Return, Percent		6.18%					5.91%				6.30%
Performance Inception Date	May 01, 2003
Small-Cap Value Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		6.40%					6.12%				6.51%
Performance Inception Date	May 02, 2011
Small-Cap Value Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Small-Cap Value Portfolio | Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		8.05%					7.29%				7.14%
Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted October 2, 2000)
Average Annual Return, Percent		10.14%					5.17%				6.22%
Performance Inception Date	Oct. 02, 2000
Value Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		10.36%					5.39%				6.43%
Performance Inception Date	May 02, 2011
Value Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Value Portfolio | Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		14.37%					8.68%				8.49%
Value Advantage Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 30, 2013)
Average Annual Return, Percent		16.50%					8.89%				8.41%
Performance Inception Date	Apr. 30, 2013
Value Advantage Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted April 30, 2013)
Average Annual Return, Percent		16.74%					9.11%				8.63%
Performance Inception Date	Apr. 30, 2013
Value Advantage Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Value Advantage Portfolio | Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		13.98%					8.60%				8.40%
Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 1, 1996)
Average Annual Return, Percent		(1.52%)					(2.91%)				1.64%
Performance Inception Date	Apr. 01, 1996
Emerging Markets Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		(1.33%)					(2.71%)				1.84%
Performance Inception Date	May 02, 2011
Emerging Markets Portfolio | MSCI Emerging Markets Index (reflects no deductions for Fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (reflects no deductions for Fees, expenses, or taxes)
Average Annual Return, Percent		7.50%					1.70%				3.64%
International Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted October 29, 2021)
Average Annual Return, Percent		7.39%		(1.60%)
Performance Inception Date	Oct. 29, 2021
International Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 29, 2021)
Average Annual Return, Percent		7.61%		(1.34%)
Performance Inception Date	Oct. 29, 2021
International Growth Portfolio | MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent		3.82%		1.63%
International Large-Cap Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 3, 2000)
Average Annual Return, Percent		3.68%					5.81%				6.62%
Performance Inception Date	Jan. 03, 2000
International Large-Cap Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		3.88%					6.02%				6.84%
Performance Inception Date	May 02, 2011
International Large-Cap Portfolio | MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		3.82%					4.73%				5.20%
International Small-Cap Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2006)
Average Annual Return, Percent		(0.98%)					3.51%				4.89%
Performance Inception Date	May 01, 2006
International Small-Cap Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		(0.78%)					3.72%				5.10%
Performance Inception Date	May 02, 2011
International Small-Cap Portfolio | MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		3.82%					4.73%				5.20%
International Small-Cap Portfolio | MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		3.36%					4.30%				5.66%
International Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1988)
Average Annual Return, Percent		3.89%					6.62%				5.23%
Performance Inception Date	Jan. 04, 1988
International Value Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		4.10%					6.83%				5.44%
Performance Inception Date	May 02, 2011
International Value Portfolio | MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		3.82%					4.73%				5.20%
Health Sciences Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 2, 2001)
Average Annual Return, Percent		4.04%					6.23%				8.90%
Performance Inception Date	Jan. 02, 2001
Health Sciences Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		4.24%					6.45%				9.12%
Performance Inception Date	May 02, 2011
Health Sciences Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Health Sciences Portfolio | Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Health Care Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		3.48%					7.18%				8.81%
Real Estate Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 4, 1999)
Average Annual Return, Percent		7.51%					4.16%				5.23%
Performance Inception Date	Jan. 04, 1999
Real Estate Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		7.73%					4.37%				5.44%
Performance Inception Date	May 02, 2011
Real Estate Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Real Estate Portfolio | MSCI US REITs Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI US REITs Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		7.49%					3.10%				4.38%
Technology Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted January 2, 2001)
Average Annual Return, Percent		37.45%					17.76%				14.72%
Performance Inception Date	Jan. 02, 2001
Technology Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 2, 2011)
Average Annual Return, Percent		37.72%					17.99%				14.96%
Performance Inception Date	May 02, 2011
Technology Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Technology Portfolio | MSCI US IMI Information Technology 25/50 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI US IMI Information Technology 25/50 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		29.14%					21.24%				20.15%
ESG Diversified Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 30, 2021)
Average Annual Return, Percent		12.18%			4.10%
Performance Inception Date	Apr. 30, 2021
ESG Diversified Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted April 30, 2021)
Average Annual Return, Percent		12.40%			4.31%
Performance Inception Date	Apr. 30, 2021
ESG Diversified Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent		25.02%			11.42%
ESG Diversified Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent		1.25%			(1.68%)
ESG Diversified Portfolio | ESG Diversified Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ESG Diversified Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent		12.17%			4.66%
ESG Diversified Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted October 29, 2021)
Average Annual Return, Percent		13.88%		3.33%
Performance Inception Date	Oct. 29, 2021
ESG Diversified Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 29, 2021)
Average Annual Return, Percent		14.11%		3.52%
Performance Inception Date	Oct. 29, 2021
ESG Diversified Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent		25.02%		9.69%
ESG Diversified Growth Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent		1.25%		(2.26%)
ESG Diversified Growth Portfolio | ESG Diversified Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ESG Diversified Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based upon Class I inception date)
Average Annual Return, Percent		16.01%		5.54%
PSF Avantis Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted April 29, 2016)
Average Annual Return, Percent		11.54%					6.36%		7.19%
Performance Inception Date	Apr. 29, 2016
PSF Avantis Balanced Allocation Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		11.82%					6.63%	7.12%
Performance Inception Date	Oct. 31, 2019
PSF Avantis Balanced Allocation Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Average Annual Return, Percent		25.02%					14.53%		14.83%
PSF Avantis Balanced Allocation Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Average Annual Return, Percent		1.25%					(0.33%)		1.10%
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	PSF Avantis Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class I inception date)
Average Annual Return, Percent		11.90%					7.24%		8.13%
Pacific Dynamix - Conservative Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2009)
Average Annual Return, Percent		8.54%					4.39%				4.81%
Performance Inception Date	May 01, 2009
Pacific Dynamix - Conservative Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		8.75%					4.60%	4.98%
Performance Inception Date	Oct. 31, 2019
Pacific Dynamix - Conservative Growth Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Pacific Dynamix - Conservative Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix – Conservative Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Pacific Dynamix – Conservative Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		8.35%					4.79%				5.41%
Pacific Dynamix - Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2009)
Average Annual Return, Percent		12.12%					6.63%				6.49%
Performance Inception Date	May 01, 2009
Pacific Dynamix - Moderate Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		12.35%					6.84%	7.37%
Performance Inception Date	Oct. 31, 2019
Pacific Dynamix - Moderate Growth Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Pacific Dynamix - Moderate Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix – Moderate Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Pacific Dynamix – Moderate Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		12.04%					7.30%				7.37%
Pacific Dynamix - Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 1, 2009)
Average Annual Return, Percent		13.90%					8.00%				7.78%
Performance Inception Date	May 01, 2009
Pacific Dynamix - Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		14.12%					8.22%	8.91%
Performance Inception Date	Oct. 31, 2019
Pacific Dynamix - Growth Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Pacific Dynamix - Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Pacific Dynamix - Growth Portfolio | Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		14.81%					9.29%				8.90%
Portfolio Optimization Conservative Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 2, 2011)
Average Annual Return, Percent		6.38%					2.04%				3.14%
Performance Inception Date	May 02, 2011
Portfolio Optimization Conservative Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		6.59%					2.24%	2.48%
Performance Inception Date	Oct. 31, 2019
Portfolio Optimization Conservative Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Portfolio Optimization Conservative Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		5.34%					2.69%				3.48%
Portfolio Optimization Moderate-Conservative Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 2, 2011)
Average Annual Return, Percent		8.41%					3.67%				4.45%
Performance Inception Date	May 02, 2011
Portfolio Optimization Moderate-Conservative Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		8.63%					3.88%	4.25%
Performance Inception Date	Oct. 31, 2019
Portfolio Optimization Moderate-Conservative Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Portfolio Optimization Moderate-Conservative Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate- Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Portfolio Optimization Moderate- Conservative Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		8.70%					5.07%				5.46%
Portfolio Optimization Moderate Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 2, 2011)
Average Annual Return, Percent		11.21%					5.44%				5.81%
Performance Inception Date	May 02, 2011
Portfolio Optimization Moderate Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		11.43%					5.65%	6.11%
Performance Inception Date	Oct. 31, 2019
Portfolio Optimization Moderate Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Portfolio Optimization Moderate Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Portfolio Optimization Moderate Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		11.09%					6.76%				6.83%
Portfolio Optimization Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 2, 2011)
Average Annual Return, Percent		11.36%					6.20%				6.65%
Performance Inception Date	May 02, 2011
Portfolio Optimization Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		11.58%					6.41%	7.03%
Performance Inception Date	Oct. 31, 2019
Portfolio Optimization Growth Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Portfolio Optimization Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		14.80%					9.23%				8.76%
Portfolio Optimization Aggressive-Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I (incepted May 2, 2011)
Average Annual Return, Percent		12.37%					6.94%				7.26%
Performance Inception Date	May 02, 2011
Portfolio Optimization Aggressive-Growth Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 31, 2019)
Average Annual Return, Percent		12.59%					7.15%	7.87%
Performance Inception Date	Oct. 31, 2019
Portfolio Optimization Aggressive-Growth Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
Portfolio Optimization Aggressive-Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%					14.53%				13.10%
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Portfolio Optimization Aggressive-Growth Composite Benchmark (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		17.33%					10.89%				10.06%
PD 1-3 Year Corporate Bond Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted April 30, 2014)
Average Annual Return, Percent		4.91%					1.82%				1.93%
Performance Inception Date	Apr. 30, 2014
PD 1-3 Year Corporate Bond Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
PD 1-3 Year Corporate Bond Portfolio | Bloomberg US 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 1-3 Year Corporate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		5.28%					2.16%				2.28%
PD Aggregate Bond Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		1.13%					(0.57%)				1.12%
Performance Inception Date	May 01, 2009
PD Aggregate Bond Index Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
PD High Yield Bond Market Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		8.25%					4.15%				4.98%
Performance Inception Date	May 01, 2009
PD High Yield Bond Market Portfolio | Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		1.25%					(0.33%)				1.35%
PD High Yield Bond Market Portfolio | Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		8.19%					4.20%				5.16%
PD Large-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		33.13%					18.76%				16.55%
Performance Inception Date	May 01, 2009
PD Large-Cap Growth Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
PD Large-Cap Growth Index Portfolio | Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%					18.96%				16.78%
PD Large-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		14.20%					8.61%				8.37%
Performance Inception Date	May 01, 2009
PD Large-Cap Value Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
PD Large-Cap Value Index Portfolio | Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		14.37%					8.68%				8.49%
PD Mid-Cap Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted October 23, 2020)
Average Annual Return, Percent		15.12%				10.66%
Performance Inception Date	Oct. 23, 2020
PD Mid-Cap Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date) (Regulatory Index)
Average Annual Return, Percent	15.29%	25.02%
PD Mid-Cap Index Portfolio | Russell Midcap Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date)
Average Annual Return, Percent	11.05%	15.34%
PD Small-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		14.80%					6.68%				7.92%
Performance Inception Date	May 01, 2009
PD Small-Cap Growth Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
PD Small-Cap Growth Index Portfolio | Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		15.15%					6.86%				8.09%
PD Small-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		7.64%					7.04%				6.91%
Performance Inception Date	May 01, 2009
PD Small-Cap Value Index Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		25.02%					14.53%				13.10%
PD Small-Cap Value Index Portfolio | Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		8.05%					7.29%				7.14%
PD Emerging Markets Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		6.47%					0.23%				2.63%
Performance Inception Date	May 01, 2009
PD Emerging Markets Index Portfolio | MSCI Emerging Markets Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		7.50%					1.70%				3.64%
PD International Large-Cap Index Portfolio | Class P
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class P (incepted May 1, 2009)
Average Annual Return, Percent		4.42%					5.90%				5.65%
Performance Inception Date	May 01, 2009
PD International Large-Cap Index Portfolio | MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)
Average Annual Return, Percent		3.82%					4.73%				5.20%
PD International Large-Cap Index Portfolio | MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Return, Percent		4.83%					5.65%				5.38%